Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Estimated Useful Lives used to Depreciate Real Property Assets
Depreciation of our real property assets is charged to expense on a straight-line basis over the estimated useful lives as follows:

Description	Standard Depreciable Life
Land	Not Depreciated
Buildings	30-40 years
Site Improvements	7-10 years

Summary of Fixed Rate Notes Payable
The table below summarizes our fixed rate notes payable at December 31, 2021 and 2020. The estimated fair value of financial instruments is subjective in nature and is dependent on a number of important assumptions, including discount rates and relevant comparable market information associated with each financial instrument. The fair value of the fixed rate notes payable was estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities. The use of different market assumptions and estimation methodologies may have a material effect on the reported estimated fair value amounts. Accordingly, the estimates presented below are not necessarily indicative of the amounts we would realize in a current market exchange.

	December 31, 2021		December 31, 2020
	Fair Value	Carrying Value	Fair Value	Carrying Value
Fixed Rate Secured Debt	$353,600,000	$340,967,113	$316,000,000	$301,988,969

Summary of Antidilutive Shares Excluded from Computation of Earnings per Share
The following table presents the weighted average Class A and
Class A-1
OP Units, Preferred Stock, LTIP Units, and Restricted Stock Awards, that were excluded from the computation of earnings per share as their effect would have been antidilutive:

	For the Year Ended December 31,
	2021	2020	2019
	Equivalent Shares (if converted)	Equivalent Shares (if converted)	Equivalent Shares (if converted)
Class A and Class A-1 OP Units	10,097,549	9,095,029	9,095,029
Series A Convertible Preferred Stock	18,761,726	14,917,110	2,428,744
LTIP Units	179,344	46,449	—
Restricted Stock Awards	105,476	81,290	49,555

	29,144,095	24,139,878	11,573,328